Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
21	RELATED PARTY TRANSACTIONS AND BALANCES

Related parties include the shareholders of the Group and companies controlled, directly or indirectly, by the shareholders or directors or associates of the Group and key management personnel.

The audit committee is responsible for reviewing and approving related party transactions to the extent the Group contemplates engaging in such a transaction.

Transactions with related parties

Movements in shareholders’ account are as follows:

	2020	2019
	USD	USD

Contributions by the shareholders	2,041,928	77,090,648
Amounts paid on behalf of the Group by the shareholders*	-	1,135,484
Amounts paid by the Group on behalf of the shareholders	-	(1,647,064)
Distributions to shareholders	-	(53,279,016)

	2,041,928	23,300,052

These amounts are repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity.

* These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.

Changes in shareholders’ account is as follows:

	2020	2019
	USD	USD

At 1 January	71,017,815	47,717,763
Net contributions (distributions) during the year	2,041,928	23,300,052

At 31 December	73,059,743	71,017,815

No distributions were made during the year.

Movements in other balances with shareholders are as follows:

	2020	2019
	USD	USD

Expenses paid on behalf of shareholders*	433,560	57,550
Expenses paid on behalf of the Group by a shareholder**	(154,279)	-

	279,281	57,550

*	These include legal and corporate expenses paid on behalf of the shareholders.

**	These include office rent paid by a shareholder on behalf of the Group.

In addition to the above, funds amounting to USD 2,425,904 were received and repaid to shareholders during the year.

Due from related parties:
BPGIC Holdings (shareholder)	255,818	-
HBS Investments LP (shareholder)	17,479	13,388
H Capital International LP (shareholder)	16,975	11,056
O2 Investments Limited as GP (shareholder)	9,303	6,181
SBD International LP (shareholder)	17,851	13,760
SD Holding Limited as GP (shareholder)	9,850	6,984
Gyan Investments Ltd (shareholder)	9,555	6,181

	336,831	57,550

Key management remuneration for the year ended 31 December 2020 amounted to USD 1,417,266 (2019: USD 1,160,293), charged to consolidated statement of comprehensive income (within profit and loss). The full amount of the key management remuneration relates to short term employment benefits.